Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Intangible assets	kr 43,171	kr 20,657
Property, plant and equipment	55,362	50,269
Investments in associated companies	525	582
Deferred income tax assets	8,672	5,865
Other receivables and prepayments	267	674
Other financial assets	916	1,066
Total non-current assets	108,913	79,113
Inventories	19,621	18,536
Trade receivables	40,643	27,734
Tax receivables	1,119	289
Other receivables and prepayments	5,037	4,161
Marketable securities	6,765	0
Derivative financial instruments	1,690	2,332
Cash at bank	10,720	12,757
Total current assets	85,595	65,809
Total assets	194,508	144,922
Equity and liabilities
Share capital	462	470
Treasury shares	(6)	(8)
Retained earnings	72,004	63,774
Other reserves	(1,714)	(911)
Total equity	70,746	63,325
Borrowings	12,961	2,897
Deferred income tax liabilities	5,271	2,502
Retirement benefit obligations	1,280	1,399
Other liabilities	360	0
Provisions	4,374	4,526
Total non-current liabilities	24,246	11,324
Borrowings	13,684	7,459
Trade payables	8,870	5,717
Tax payables	3,658	3,913
Other liabilities	19,600	17,005
Derivative financial instruments	2,184	1,365
Provisions	51,520	34,814
Total current liabilities	99,516	70,273
Total liabilities	123,762	81,597
Total equity and liabilities	kr 194,508	kr 144,922